Financial risk management and derivative financial instruments - Disclosure of Detailed Information About Hedging Instruments (Detail) £ in Millions, Euro in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) GBP (£) Euro	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Fair value | $	$ (14)	$ 48
Cash flow hedge of November 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	May 2027
Hedging instrument-Risk	Foreign exchange
Hedging instrument-Type	Cash flow
Hedging instrument-Hedged item	€500m 2.125% bonds 2027
Cash flow hedge of November 2018 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | £	436
Cash flow hedge of November 2018 [Member] | Pay Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	3.50%
Cash flow hedge of November 2018 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | Euro	500
Cash flow hedge of November 2018 [Member] | Receive Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	2.125%
Cash flow hedge of October 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	October 2024
Hedging instrument-Risk	Foreign exchange
Hedging instrument-Type	Cash flow
Hedging instrument-Hedged item	€500m 1.625% bonds 2024
Cash flow hedge of October 2020 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | £	454
Cash flow hedge of October 2020 [Member] | Pay Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	2.70%
Cash flow hedge of October 2020 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | Euro	500
Cash flow hedge of October 2020 [Member] | Receive Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	1.625%
Cash flow hedge of November 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	November 2029
Hedging instrument-Risk	Foreign exchange
Hedging instrument-Type	Cash flow
Hedging instrument-Hedged item	€600m 4.375% bonds 2029
Cash flow hedge of November 2023 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | $	657
Cash flow hedge of November 2023 [Member] | Pay Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	6.00%
Cash flow hedge of November 2023 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | Euro	600
Cash flow hedge of November 2023 [Member] | Receive Hedging Instrument [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Interest rate	4.375%
Net investment hedge of October 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	October 2028
Hedging instrument-Risk	Spot foreign exchange
Hedging instrument-Type	Net investment
Hedging instrument-Hedged item	Net assets of specified subsidiaries with US dollar foreign currency
Net investment hedge of October 2023 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | $	425
Net investment hedge of October 2023 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | £	344